NET (LOSS) INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Summary of computation of basic and diluted net loss per share
The following table sets forth the computation of basic and diluted net (loss) income per share for the periods indicated:

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Basic net (loss) income per share calculation
Numerator:
Net (loss) income	(86,955)	19,650	226,630
Less: Accretion on Series A Preferred Shares redemption value	38,930	38,930	16,772
Less: Undistributed earnings allocated to Series A Preferred Shares	—	—	21,698
Net (loss)/income attributed to ordinary shareholders for computing net (loss)/ income per ordinary shares-basic	(125,885)	(19,280)	188,160

Denominator:
Weighted average ordinary shares outstanding used in computing net loss/income per ordinary shares-basic	92,224,998	92,224,998	132,400,941
Net (loss)/income per ordinary share attributable to ordinary shareholders-basic	(1.36)	(0.21)	1.42

Diluted net (loss)/income per ordinary share calculation
Net (loss)/income attributed to ordinary shareholders for computing net (loss)/income per ordinary shares-diluted
Denominator:
Weighted average ordinary shares basic outstanding	92,224,998	92,224,998	132,400,941
Effect of potentially diluted stock options	—	—	6,998,647
Effect of potentially diluted RSUs	—	—	78,310
Weighted average ordinary shares outstanding used in computing net (loss) income per ordinary shares-diluted	92,224,998	92,224,998	139,477,898

Net (loss) income per ordinary share attributable to ordinary shareholders-diluted	(1.36)	(0.21)	1.35

Note:
For the year
s
ended December 31, 2017, 2018 and 2019, the following shares, share options or RSUs outstanding were excluded from the calculation of diluted net (loss) income per ordinary share, as their inclusion would have been anti-dilutive for the periods prescribed.

	For the year ended December 31,
	2017	2018	2019
Shares issuable upon exercise of share options	21,347,418	21,892,243	—
Shares issuable upon conversion of Series A Preferred Shares	35,625,002	35,625,002	—
Shares issuable upon conversion of RSUs	—	—	512,847